UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENTS PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

March 31, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets

Investment Funds

Commodity Trading Advisors - Managed Futures
GSA Quantitative Futures Partners, L.P.	6/1/2011	$21,045,846	$18,812,943	2.77%
Robeco Transtrend Diversified Fund LLC	6/1/2008	12,398,739	13,930,052	2.05

Total Commodity Trading Advisors - Managed Futures		33,444,585	32,742,995	4.82

Distressed
Cerberus Partners, L.P.	11/1/2009	24,815,729	29,472,673	4.34
Cerberus SPV LLC	11/1/2009	14,679,973	17,729,048	2.61

Total Distressed		39,495,702	47,201,721	6.95

Equity Long/Short - High Hedge
Magnetar Equity Opportunities Fund LLC	2/1/2011	982,154	1,305,537	0.19
Millennium USA, L.P.	9/1/2008	28,660,406	40,124,415	5.91
Prism Partners III Leveraged, L.P.	3/1/2008	15,890,601	19,125,611	2.82

Total Equity Long/Short - High Hedge		45,533,161	60,555,563	8.92

Equity Long/Short - Opportunistic
Artha Emerging Markets Fund L.P.	4/1/2010	15,000,000	14,116,443	2.08
Highbridge Long/Short Equity Fund, L.P.	1/1/2006	13,160,579	14,282,092	2.10
Karsch Capital II, LP	1/1/2006	15,194,204	16,707,046	2.46
Lansdowne Global Financials Fund, L.P.	1/1/2006	14,278,108	13,935,072	2.05
Lansdowne UK Equity Fund, L.P.	5/1/2009	15,010,997	16,488,256	2.43
S.A.C. Capital Management, L.P.	9/1/2009	29,881,187	39,519,001	5.82
Seligman Tech Spectrum Fund LLC	11/1/2007	13,342,986	16,793,821	2.47
TPG-Axon Partners, LP	10/1/2007	15,516,898	15,106,115	2.23

ALTERNATIVE INVESTMENTS PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2012

	First			Percent
	Acquisition		Fair	of Net
Description	Date	Cost	Value	Assets
Investment Funds (continued)

Equity Long/Short - Opportunistic (continued)
Valinor Capital Partners, L.P.	7/1/2011	$8,200,000	$7,871,464	1.16%

Total Equity Long/Short - Opportunistic		139,584,959	154,819,310	22.80

Event Driven Credit
Plainfield 2008 Liquidating LLC	1/1/2009	2,315,330	584,054	0.09
Plainfield 2009 Liquidating LLC	6/1/2009	2,579,861	603,329	0.09
Silver Point Capital Fund, L.P.	5/1/2007	2,361,130	2,212,058	0.32

Total Event Driven Credit		7,256,321	3,399,441	0.50

Macro
Avantium Liquid EM Macro Fund LP	11/1/2011	16,000,000	16,043,152	2.36
BlueCrest Capital L.P.	7/1/2011	13,000,000	13,674,136	2.01
Brevan Howard L.P.	4/1/2009	21,711,108	26,367,252	3.88
Citadel Tactical Trading LLC	1/1/2008	12,878,170	38,966,507	5.74
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	17,286,192	24,261,089	3.57
Discovery Global Opportunity Partners, L.P.	1/1/2008	13,127,512	19,837,291	2.92
Dymon Asia Macro (US) Fund	3/1/2012	15,000,000	14,931,346	2.20
Fortress Asia Macro Fund LP	7/1/2011	16,000,000	17,162,627	2.53
QFR Victoria Fund, Ltd.	2/1/2010	20,459,076	24,178,994	3.56
Tudor BVI Global Fund L.P. (The)	4/1/2009	15,974,615	19,676,803	2.90

Total Macro		161,436,673	215,099,197	31.67

Merger/Risk Arbitrage
Magnetar Global Event Driven Fund LLC	7/1/2011	10,000,000	10,345,675	1.52

Total Merger/Risk Arbitrage		10,000,000	10,345,675	1.52

ALTERNATIVE INVESTMENTS PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Mortgage Arbitrage
DoubleLine Opportunistic Income Fund II LP	4/1/2011	$21,000,000	$25,567,001	3.76%
SPM Core Fund, L.P.	12/1/2010	21,900,589	28,022,492	4.13
Tilden Park Investment Fund LP	3/1/2012	15,000,000	15,412,500	2.27

Total Mortgage Arbitrage		57,900,589	69,001,993	10.16

Multi-Strategy
Citadel Wellington LLC	8/1/2006	18,253,306	21,043,678	3.10
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	3,161,126	3,238,265	0.48
HBK Fund II L.P.	11/1/2009	22,434,710	25,758,492	3.79
KLS Diversified Fund LP	8/1/2010	22,195,147	23,823,334	3.51
Magnetar Capital Fund, LP	1/1/2008	3,221,855	3,040,578	0.44
Magnetar Capital Fund II LP	1/1/2010	20,502,017	21,000,702	3.09
OZ Europe Domestic Partners II, L.P.	4/1/2007	802,678	819,326	0.12
Perry Partners, L.P.	11/1/2006	1,485,760	1,293,109	0.19
QVT Associates II LP	7/1/2009	5,255,641	5,497,222	0.81
QVT Associates II Holdings Ltd.	7/1/2009	2,995,365	3,467,342	0.51
QVT Onshore LP	3/1/2012	15,731,562	16,626,606	2.45

Total Multi-Strategy		116,039,167	125,608,654	18.49

Restructurings and Value
Castlerigg Onshore SPV	1/1/2009	244,686	193,708	0.03
Castlerigg Partners L.P.	5/1/2007	18,190	12,720	0.00
One East Partners, LP	8/1/2006	2,379,297	2,072,321	0.31

ALTERNATIVE INVESTMENTS PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Restructurings and Value (continued)
Owl Creek Overseas Fund, Ltd.	2/1/2008	$1,143,366	$1,255,352	0.18%
OZ Asia Domestic Partners, L.P.	1/1/2006	53,281	10,337	0.00

Total Restructurings and Value		3,785,539	3,544,438	0.52

Statistical Arbitrage
GSA Alpha Capture, L.P.	10/1/2010	27,079,427	28,793,878	4.24
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	21,850,000	23,268,566	3.43

Total Statistical Arbitrage		48,929,427	52,062,444	7.67

Total Investments in Investment Funds		663,406,123	774,381,431	114.02

Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.24%		4,089,960	4,089,960	0.60

Total Short-Term Investments		4,089,960	4,089,960	0.60

Total Investments in Investment Funds and Short-Term Investments		$667,496,083	778,471,391	114.62

Liabilities in excess of Other Assets			(99,295,215)	(14.62)

Total Net Assets			$679,176,176	100.00%

ALTERNATIVE INVESTMENTS PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2012

Strategy Allocation	Percent of Net Assets
Macro	31.67%
Equity Long/Short - Opportunistic	22.80
Multi-Strategy	18.49
Mortgage Arbitrage	10.16
Equity Long/Short - High Hedge	8.92
Statistical Arbitrage	7.67
Distressed	6.95
Commodity Trading Advisors - Managed Futures	4.82
Merger/Risk Arbitrage	1.52
Short-Term Investments	0.60
Restructurings and Value	0.52
Event Driven Credit	0.50

Total Investments in Investment Funds and Short-Term Investments	114.62%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Trustees (the “Board”) of Alternative Investment Partners Absolute Return Fund (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will delegate responsibility for valuation of such Investment Funds to the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of representatives from Morgan Stanley’s accounting, financial reporting, corporate controller and risk management groups. A member of the Adviser’s investment team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues, but representatives of the investment team are not members of the Valuation Committee and do not possess voting rights. The Adviser’s investment team will recommend to the Valuation Committee a fair value for an Investment Fund, determined based on the investment team’s knowledge of the Investment Fund, its industry expertise and such reasonably available relevant information as it considers material, including information obtained through communication with the Investment Fund’s investment manager. After consideration of the investment team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments that are valued at amortized cost)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2012 to March 31, 2012, the Fund did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used for investment tranches as of March 31, 2012 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors - Managed Futures	$—	$32,742,995	$—	$32,742,995
Distressed	—	—	47,201,721	47,201,721
Equity Long/Short - High Hedge	—	20,431,148	40,124,415	60,555,563
Equity Long/Short - Opportunistic	—	100,194,194	54,625,116	154,819,310
Event Driven Credit	—	—	3,399,441	3,399,441
Macro	—	215,099,197	—	215,099,197
Merger/Risk Arbitrage	—	—	10,345,675	10,345,675
Mortgage Arbitrage	—	53,589,493	15,412,500	69,001,993
Multi-Strategy	—	44,867,012	80,741,642	125,608,654
Restructurings and Value	—	—	3,544,438	3,544,438
Statistical Arbitrage	—	52,062,444	—	52,062,444

Total Investment Funds	$—	$518,986,483	$255,394,948	$774,381,431

Short-Term Investments	$—	$4,089,960	$—	$4,089,960

The following is a reconciliation of investment tranches for which significant unobservable inputs (Level 3) were used in determining value:

Investment Funds	Balance as of December 31, 2011	Transfers into Level 3	Transfers out of Level 3*	Purchases	Sales	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Balance as of March 31, 2012
Distressed	$50,523,244	$—	$—	$—	$(4,159,506)	$635,652	$202,331	$47,201,721
Equity Long/Short - High Hedge	39,309,695	—	—	—	(299,141)	5,075	1,108,786	40,124,415
Equity Long/Short - Opportunistic	62,675,955	—	(6,648,353)	—	(5,000,000)	1,336,560	2,260,954	54,625,116
Event Driven Credit	4,848,248	—	—	—	(1,600,267)	(2,852,084)	3,003,544	3,399,441
Merger/Risk Arbitrage	9,893,396	—	—	—	—	—	452,279	10,345,675
Mortgage Arbitrage	—	—	—	15,000,000	—	—	412,500	15,412,500
Multi-Strategy	76,489,862	—	—	439,392	(203,104)	50,426	3,965,066	80,741,642
Restructurings and Value	3,299,700	—	—	—	(128,513)	14,902	358,349	3,544,438

Total Investment Funds	$247,040,100	$—	$(6,648,353)	$15,439,392	$(11,390,531)	$(809,469)	$11,763,809	$255,394,948

Investment Funds	Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of March 31, 2012
Distressed	$202,331
Equity Long/Short - High Hedge	1,108,804
Equity Long/Short - Opportunistic	2,261,812
Event Driven Credit	2,951,544
Merger/Risk Arbitrage	452,279
Mortgage Arbitrage	412,500
Multi-Strategy	5,025,769
Restructurings and Value	358,349

Total Investment Funds	$12,773,388

*	Transfers out of Level 3 of $6,648,353 are due to changes in the Fund’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche.

Item 2.    Controls and Procedures

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a) Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alternative Investment Partners Absolute Return Fund

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	May 30, 2012

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	May 30, 2012

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	May 30, 2012